BUSINESS COMBINATION - Summary of Common Stock Outstanding Immediately after Merger (Details) - shares	Mar. 31, 2024	Dec. 31, 2023	Jun. 20, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Total - DTIC Common Stock outstanding as a result of Merger, PIPE Financing, DTIH for DTIC share exchanges, transaction services agreement, Exchange Agreements, and exercise of stock options	29,768,568	29,768,568		11,951,137
Merger Agreement
Business Acquisition [Line Items]
Exchange of ROC common stock not subject to possible redemption for DTIC Common Stock upon Merger			3,403,500
Conversion of ROC Public Rights into shares of DTIC Common Stock			2,070,000
Conversion of ROC Private Rights into shares of DTIC Common Stock			79,600
Exchange of ROC common stock subject to possible redemption that was not redeemed for DTIC Common Stock			158,621
Subtotal - Merger, net of redemptions			5,711,721
Issuance of DTIC Common Stock in connection with PIPE Financing			2,970,296
Exchange of DTIH common stock outstanding as of December 31, 2022 for DTIC Common Stock				11,951,137
Exchange of DTIH redeemable convertible preferred stock outstanding as of December 31, 2022 for DTIC Common Stock				6,719,641
Issuance of shares as stock-based compensation to former DTIH stockholders as part of transaction services agreement upon the Merger			337,429
Issuance of DTIC Common Stock to former holders of DTIH redeemable convertible preferred stock in connection with Exchange Agreements			2,042,181
Net exercise of stock options by DTIH stockholder			36,163
Total - DTIC Common Stock outstanding as a result of Merger, PIPE Financing, DTIH for DTIC share exchanges, transaction services agreement, Exchange Agreements, and exercise of stock options			29,768,568